INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Schedule of Company's effective income tax rate reconciliation
The reconciliation of the combined Canadian federal and provincial statutory income tax rate to the Company’s effective income tax rate is detailed as follows for each of the years in the three-year period ended December 31, 2019:

	2019	2018	2017
	%	%	%
Combined Canadian federal and provincial income tax rate	28.4	28.4	28.8
Foreign earnings/losses taxed at higher income tax rates	0.2	0.4	6.8
Foreign earnings/losses taxed at lower income tax rates	(4.8)	(5.1)	(0.6)
Impact of TCJA enactment	—	—	(12.4)
Prior period adjustments	0.5	(3.4)	—
Nondeductible expenses	1.1	3.9	0.4
Impact of other differences	(2.3)	(0.7)	(2.3)
Nontaxable dividend	—	(8.6)	(6.6)
Canadian deferred tax assets not recognized	4.3	2.5	—
(Recognition) derecognition of deferred tax assets	(1.3)	—	2.8
Proposed tax assessment	2.2	—	—
Effective income tax rate	28.3	17.4	16.9

Schedule of major components of income tax expense (benefit)
The major components of income tax expense (benefit) are outlined below for each of the years in the three-year period ended December 31, 2019:

	2019	2018	2017
	$	$	$
Current income tax expense	17,195	934	6,635
Deferred tax expense (benefit)
TCJA reduction in US corporate statutory rate	—	—	(10,122)
(Recognition) derecognition of US deferred tax assets	(701)	(182)	885
US temporary differences	3,988	10,427	15,668
Canadian deferred tax assets not recognized	2,474	1,297	—
(Recognition) derecognition of Canadian deferred tax assets	(22)	—	412
Canadian temporary differences	(5,678)	(1,548)	1,202
Temporary differences in other jurisdictions	(946)	(1,126)	(1,631)
Total deferred income tax (benefit) expense	(885)	8,868	6,414
Total tax expense for the year	16,310	9,802	13,049

Schedule of income tax expense (benefit) relating to components of other comprehensive income (loss)
The amount of income taxes relating to components of OCI for each of the years in the three-year period ended December 31, 2019 is outlined below:

	Amount before income tax	Deferred income taxes	Amount net of income taxes
	$	$	$
For the year ended December 31, 2019
Deferred tax expense on remeasurement of defined benefit liability	762	(173)	589
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges	(3,416)	359	(3,057)
Deferred tax expense on gain arising from hedge of a net investment in foreign operations	10,280	(45)	10,235
	7,626	141	7,767

For the year ended December 31, 2018
Deferred tax expense on remeasurement of defined benefit liability	3,016	(730)	2,286
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges	970	463	1,433
	3,986	(267)	3,719

For the year ended December 31, 2017
Deferred tax expense on remeasurement of defined benefit liability	302	(213)	89
Deferred tax expense on change in fair value of interest rate swap agreements designated as cash flow hedges	2,358	(750)	1,608
	2,660	(963)	1,697

Deferred tax expense due to TCJA reduction in US statutory rate			(598)

Schedule of recognized deferred tax assets and liabilities
The amount of recognized deferred tax assets and liabilities is outlined below:

	Deferred tax assets	Deferred tax liabilities	Net
	$	$	$
As of December 31, 2019
Tax credits, losses, carryforwards and other tax deductions	11,638	—	11,638
Property, plant and equipment	16,654	(44,150)	(27,496)
Pension and other post-retirement benefits	3,966	—	3,966
Share-based payments	1,766	—	1,766
Accounts payable and accrued liabilities	6,022	—	6,022
Goodwill and other intangibles	7,028	(22,893)	(15,865)
Trade and other receivables	688	—	688
Inventories	1,918	—	1,918
Other	1,340	(908)	432
Deferred tax assets and liabilities	51,020	(67,951)	(16,931)
Presented in the consolidated balance sheets as:

December 31, 2019
$
Deferred tax assets	29,738
Deferred tax liabilities	(46,669)
(16,931)

	Deferred tax assets	Deferred tax liabilities	Net
	$	$	$
As of December 31, 2018
Tax credits, losses, carryforwards and other tax deductions	11,147	—	11,147
Property, plant and equipment	13,910	(38,290)	(24,380)
Pension and other post-retirement benefits	3,798	—	3,798
Share-based payments	2,508	—	2,508
Accounts payable and accrued liabilities	5,659	—	5,659
Goodwill and other intangibles	6,998	(25,343)	(18,345)
Trade and other receivables	633	—	633
Inventories	2,262	—	2,262
Other	5	(539)	(534)
Deferred tax assets and liabilities	46,920	(64,172)	(17,252)

Presented in the consolidated balance sheets as:

December 31, 2018
$
Deferred tax assets	25,069
Deferred tax liabilities	(42,321)
(17,252)

Schedule of changes in deferred tax assets and liabilities
The following table outlines the changes in the deferred tax assets and liabilities during the year ended December 31, 2018:

	Balance January 1, 2018	Recognized in earnings (with translation adjustments)	Recognized in contributed surplus	Recognized in OCI	Recognized in deficit	Business acquisitions	Balance December 31, 2018
	$	$	$	$	$	$	$
Deferred tax assets
Tax credits, losses, carryforwards and other tax deductions	11,387	(3,051)	—	—	—	2,811	11,147
Property, plant and equipment	15,661	(1,751)	—	—	—	—	13,910
Pension and other post-retirement benefits	7,175	(2,604)	—	(773)	—	—	3,798
Share-based payments	4,532	(867)	(744)	—	(413)	—	2,508
Accounts payable and accrued liabilities	3,894	740	—	—	—	1,025	5,659
Goodwill and other intangibles	7,950	(952)	—	—	—	—	6,998
Trade and other receivables	344	277	—	—	—	12	633
Inventories	1,939	478	—	—	—	(155)	2,262
Other	466	190	—	—	—	(651)	5
	53,348	(7,540)	(744)	(773)	(413)	3,042	46,920
Deferred tax liabilities
Property, plant and equipment	(28,208)	(6,462)	—	—	—	(3,620)	(38,290)
Goodwill and other intangibles	(9,692)	3,262	—	—	—	(18,913)	(25,343)
Other	(1,590)	588	—	463	—	—	(539)
	(39,490)	(2,612)	—	463	—	(22,533)	(64,172)
Deferred tax assets and liabilities	13,858	(10,152)	(744)	(310)	(413)	(19,491)	(17,252)
Impact due to foreign exchange rates		1,284	—	43	—
Total recognized		(8,868)	(744)	(267)	(413)
The following table outlines the changes in the deferred tax assets and liabilities during the year ended December 31, 2019:

	Balance January 1, 2019	Recognized in earnings (with translation adjustments)	Recognized in contributed surplus	Recognized in OCI	Recognized in deficit	Balance reclassified to other current assets	Balance December 31, 2019
	$	$	$	$	$	$	$
Deferred tax assets
Tax credits, losses, carryforwards and other tax deductions	11,147	2,503	—	—	—	(2,012)	11,638
Property, plant and equipment	13,910	2,744	—	—	—	—	16,654
Pension and other post-retirement benefits	3,798	333	—	(165)	—	—	3,966
Share-based payments	2,508	(728)	(17)	—	3	—	1,766
Accounts payable and accrued liabilities	5,659	363	—	—	—	—	6,022
Goodwill and other intangibles	6,998	30	—	—	—	—	7,028
Trade and other receivables	633	55	—	—	—	—	688
Inventories	2,262	(344)	—	—	—	—	1,918
Other	5	1,380	—	(45)	—	—	1,340
	46,920	6,336	(17)	(210)	3	(2,012)	51,020
Deferred tax liabilities
Property, plant and equipment	(38,290)	(5,860)	—	—	—	—	(44,150)
Goodwill and other intangibles	(25,343)	2,450	—	—	—	—	(22,893)
Other	(539)	(726)	—	357	—	—	(908)
	(64,172)	(4,136)	—	357	—	(2,012)	(67,951)
Deferred tax assets and liabilities	(17,252)	2,200	(17)	147	3	—	(16,931)
Impact due to foreign exchange rates		(1,315)	—	(6)	—
Total recognized		885	(17)	141	3

Schedule of deductible temporary differences and unused tax losses for which no deferred tax asset is recognized
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized in the consolidated balance sheets are as follows:

	December 31, 2019	December 31, 2018
	$	$
Tax losses, carryforwards and other tax deductions	51,134	39,787
Share-based payments	3,457	2,417
	54,591	42,204

Schedule of expiration dates relating to unused tax credits
The following table presents the amounts and expiration dates relating to unused tax credits in Canada for which no asset is recognized in the consolidated balance sheets as of December 31:

	2019	2018
	$	$
2019	—	1,172
2020	541	518
2021	204	196
2022	466	446
2023	230	221
2024	217	208
2025	367	352
2026	281	269
2027	256	245
2028	298	285
2029	237	227
2030	216	207
2031	316	303
2032	190	182
2033	233	223
2034	206	197
2035	547	525
2036	359	344
2037	260	249
2038	651	581
2039	651	—
Total tax credits derecognized	6,726	6,950

Schedule of expiration dates of operating losses carried forward
The following table presents the year of expiration of the Company’s operating losses carried forward in Canada as of December 31, 2019:

	Deferred tax assets not recognized
	Federal	Provincial
	$	$
2027	6,144	6,144
2028	7,502	7,502
2029	912	912
2030	3,042	3,042
2031	1,694	1,694
2037	1,168	1,168
2038	7,647	7,647
2039	11,814	11,814
	39,923	39,923